[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574
THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (98.7%)
(Unless Otherwise Noted)
Argentina (3.2%)
Capital Markets
Pampa Holding S.A. GDR	(a)37,000	$811
Commercial Banks
Banco Macro S.A. ADR	17,487	514
Energy Equipment & Services
Tenaris S.A. ADR	144,651	7,612
		8,937
Brazil (64.9%)
Airlines
Tam S.A. ADR	184,316	5,050
Automobiles
Localiza Rent A Car	224,919	2,288
Commercial Banks
Banco Bradesco S.A. ADR	132,880	3,903
Banco Bradesco S.A. (Preference)	92,786	2,718
Banco Itau Holding Financeira S.A. ADR	213,368	10,801
Banco Itau Holding Financeira S.A. (Preference)	45,410	2,294
Banco Nacional S.A. (Preference)	(a)(b)95,420,000	@—
Investimentos Itau S.A. (Preference)	200,854	1,386
Unibanco S.A.	153,872	2,025
Unibanco S.A. GDR	93,110	12,249
		35,376
Diversified Financial Services
Bradespar S.A. (Preference)	25,640	1,455
Food Products
Perdigao S.A.	180,576	3,940
Health Care Providers & Services
Diagnosticos da America S.A.	100,040	2,297
Household Durables
Cyrela Brazil Realty S.A.	339,958	4,553
Independent Power Producers & Energy Traders
CEMIG S.A. ADR	309,600	6,604
Cia Energetica de Sao Paulo, ‘B’ (Preference)	(a)147,955	2,722
		9,326
Machinery
Weg S.A.	162,732	1,962
Media
NET Servicos de Comunicacao S.A. (Preference)	(a)215,683	3,559
Metals & Mining
Cia Vale do Rio Doce ADR	1,676,157	47,687
Cia Vale do Rio Doce, ‘A’ (Preference)	67,212	1,919
Gerdau S.A.	143,647	3,117
Gerdau S.A. (Preference)	66,197	1,737
Gerdau S.A. ADR	113,122	2,966
Usinas Siderurgicas de Minas Gerais S.A.	41,053	3,203
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)	69,665	4,865

		65,494
Multi-line Retail
Lojas Americanas S.A. (Preference)	260,717	2,614
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	484,907	31,374
Petroleo Brasileiro S.A. (Preference)	98,773	3,198
		34,572
Road & Rail
All America Latina Logistica S.A.	254,532	3,591
Software
Bematech Industria e Comercio de Equipamentos	(a)103,000	868
Wireless Telecommunication Services
Tim Participacoes S.A.	54,100	327
Tim Participacoes S.A. ADR	61,500	2,494
		2,821
		179,766
Chile (1.1%)
Commercial Banks
Banco Santander Chile S.A. ADR	58,698	2,968
Colombia (0.8%)
Food & Staples Retailing
Almacenes Exito S.A. GDR	(a)292,500	2,145
Mexico (28.2%)
Commercial Banks
Grupo Financiero Banorte S.A.B de C.V., ‘O’	2,002,599	7,928
Construction & Engineering
Empresas ICA S.A.B. de C.V.	(a)230,400	1,389
Construction Materials
Cemex S.A.B de C.V. ADR	(a)169,827	5,081
Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V. ADR	23,709	870
Wal-Mart de Mexico S.A.B. de C.V., ‘V’	3,532,213	12,950
		13,820
Household Durables
Corp. Geo S.A.B. de C.V., ‘B’	(a)1,097,182	4,814
Urbi Desarrollos Urbanos S.A. de C.V.	(a)1,122,716	4,034
		8,848
Media
Grupo Televisa S.A. ADR	402,813	9,736
Wireless Telecommunication Services
America Movil S.A.B. de C.V., ‘L’ ADR	486,833	31,158
		77,960
Panama (0.5%)
Airlines
Copa Holdings S.A., ‘A’	36,609	1,466
TOTAL COMMON STOCKS (Cost $135,356)		273,242
SHORT-TERM INVESTMENT (0.4%)
United States (0.4%)
Investment Company
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $1,038)	(c)1,037,953	1,038
TOTAL INVESTMENTS + (99.1%) (Cost $136,394)		274,280
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		2,581
NET ASSETS (100%)		$276,861

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2007.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-ended management investment company managed by the Advisor. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $3,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $137,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $54,519,000 and $53,481,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $136,394,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $137,886,000 of which $139,376,000 related to appreciated securities and $1,490,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency				In			Appreciation
to Deliver		Value	Settlement	Exchange for		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	365	$199	10/1/07	USD	197	$197	$(2)
BRL	402	220	10/2/07	USD	219	219	(1)
BRL	402	219	10/3/07	USD	218	218	(1)
USD	304	304	10/1/07	BRL	557	304	@—
		$942				$938	$(4)

BRL	— Brazilian Real
USD	— United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007